Consolidated Statements of Changes in Equity $ in Millions		USD ($) shares	Share Capital USD ($)	Share Premium USD ($)	Retained Earnings USD ($)	Other Reserves USD ($)	Capital Redemption Reserve USD ($)	Cash Flow Hedge Reserve USD ($)	Other Components of Equity USD ($)	Total equity attributable to equity holders of the company USD ($)	Non-controlling interest USD ($)
Balance at Mar. 31, 2016		$ 9,324	$ 199	$ 570	$ 11,083				$ (2,528)	$ 9,324
Balance, Shares at Mar. 31, 2016 | shares	[1]	2,285,621,088
Changes in equity for the year
Net profit		$ 2,140			2,140					2,140
Re-measurement of the net defined benefit liability / asset* (Refer to Note 2.12 and 2.17)	[2]	(7)							(7)	(7)
Fair value changes on derivatives designated as cash flow hedge* (Refer note 2.3 and 2.17)	[2]	6						$ 6		6
Equity instruments through other comprehensive income *(Refer note 2.2 and 2.17)	[2]	(1)							(1)	(1)
Cumulative impact of Reversal of unrealized gain on quoted debt securities on adoption of IFRS 9 (Refer note 2.3)		(5)							(5)	(5)
Fair valuation of investments (Refer note 2.2 and 2.17) *	[2]	(2)							(2)	(2)
Exchange difference on translation of foreign operations		198							198	198
Total comprehensive income for the period		2,329			2,140			6	183	2,329
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16)		$ 0
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16), Shares | shares	[1]	34,062
Transfer to other reserves (Refer note 2.13)		$ 0			(142)	$ 142
Transfer from other reserves on utilization (Refer note 2.13)		0			142	(142)
Employee stock compensation expense (Refer to note 2.16)		17		17						17
Dividends (including corporate dividend tax)(1)	[3]	(1,033)			(1,033)					(1,033)
Balance at Mar. 31, 2017		$ 10,637	199	587	12,190			6	(2,345)	10,637
Balance, Shares at Mar. 31, 2017 | shares	[1]	2,285,655,150
Changes in equity for the year
Net profit		$ 2,486			2,486					2,486
Re-measurement of the net defined benefit liability / asset* (Refer to Note 2.12 and 2.17)	[2]	9							9	9
Fair value changes on derivatives designated as cash flow hedge* (Refer note 2.3 and 2.17)	[2]	(6)						(6)		(6)
Equity instruments through other comprehensive income *(Refer note 2.2 and 2.17)	[2]	1							1	1
Exchange difference on translation of foreign operations		18							18	18
Total comprehensive income for the period		2,508			2,486			(6)	28	2,508
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16)		$ 1		1						1
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16), Shares | shares	[1]	700,629
Transfer to other reserves (Refer note 2.13)		$ 0			(340)	340
Transfer from other reserves on utilization (Refer note 2.13)		0			96	(96)
Employee stock compensation expense (Refer to note 2.16)		12		12						12
Amount paid upon buyback* (refer note 2.13)	[2]	$ (2,035)	(9)	(346)	(1,680)					(2,035)
Amount paid upon buyback* (refer note 2.13) | shares	[1],[2]	(113,043,478)
Transaction costs related to buyback* (refer note 2.13)	[2]	$ (7)		(7)						(7)
Amount transferred to capital redemption reserve upon Buyback (Refer note 2.13)		0			(9)		$ 9
Dividends (including corporate dividend tax)(1)	[3]	(1,156)			(1,156)					(1,156)
Balance at Mar. 31, 2018		$ 9,960	190	247	11,587	244	9		(2,317)	9,960
Balance, Shares at Mar. 31, 2018 | shares	[1]	2,173,312,301
Changes in equity for the year
Net profit		$ 2,200			2,199					2,199	$ 1
Re-measurement of the net defined benefit liability / asset* (Refer to Note 2.12 and 2.17)	[2]	(3)							(3)	(3)
Fair value changes on derivatives designated as cash flow hedge* (Refer note 2.3 and 2.17)	[2]	3						3		3
Equity instruments through other comprehensive income *(Refer note 2.2 and 2.17)	[2]	10							10	10
Exchange difference on translation of foreign operations		(560)							(560)	(560)
Total comprehensive income for the period		1,650			2,199			3	(553)	1,649	1
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16)		$ 0
Shares issued on exercise of employee stock options - before bonus issue (Refer to note 2.16), Shares | shares	[1]	392,528
Increase in share capital on account of Bonus issue (Refer to note 2.13)	[3]	$ 150	150							150
Increase in share capital on account of Bonus issue (Refer to note 2.13), shares | shares	[1],[3]	2,173,704,829
Amounts utilized for bonus issue (Refer to note 2.13)	[3]	$ (150)			(150)					(150)
Shares issued on exercise of employee stock options - after bonus issue (Refer to note 2.13)		$ 1		1						1
Shares issued on exercise of employee stock options - after bonus issue, Shares | shares	[1]	1,196,804
Buyback of equity shares (Refer to note 2.5 and 2.13)		$ (289)	(1)		(288)					(289)
Buyback of equity shares (Refer to note 2.5 and 2.13), Shares | shares	[1]	(12,652,000)
Transfer to other reserves (Refer note 2.13)		$ 0			(346)	346
Transfer from other reserves on utilization (Refer note 2.13)		0			206	(206)
Employee stock compensation expense (Refer to note 2.16)		28		28						28
Income tax benefit arising on exercise of stock options		1		1						1
Transaction costs related to buyback* (refer note 2.13)	[2]	(2)			(2)					(2)
Amount transferred to capital redemption reserve upon Buyback (Refer note 2.13)		0			(1)		1
Non-controlling interests on acquisition of subsidiary (Refer to note 2.9)		8									8
Dividends (including corporate dividend tax)(1)	[3]	(1,957)			(1,957)					(1,957)
Balance at Mar. 31, 2019		$ 9,400	$ 339	$ 277	$ 11,248	$ 384	$ 10	$ 3	$ (2,870)	$ 9,391	$ 9
Balance, Shares at Mar. 31, 2019 | shares	[1]	4,335,954,462

[1]	excludes treasury shares of 20,324,982 as of March 31, 2019, 10,801,956 as of March 31, 2018 and 11,289,514 as of March 31, 2017 and 11,323,576 April 1, 2016, held by consolidated trust. The treasury shares as at March 31, 2018, March 31, 2017 and April 1, 2016 have not been adjusted for the September 2018 bonus issue.
[2]	net of taxes
[3]	net of treasury shares